Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against Euro (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (40,489)	£ (39,410)	£ (32,547)
Total equity	22,072	8,526	9,059	£ 20,909
Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(40,489)	(39,410)	(32,547)
Euro denominated net financial liabilities	1,023	(1,360)	(723)
Total equity	22,072	8,526	9,059
If Sterling Rose 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(37,572)	(35,618)	(29,056)
Euro denominated net financial liabilities	853	(1,133)	(603)
Total equity	21,902	8,753	9,180
If Sterling Fell 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(44,865)	(45,099)	(37,784)
Euro denominated net financial liabilities	1,279	(1,700)	(904)
Total equity	£ 22,328	£ 8,186	£ 8,878